INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
INVENTORIES	NOTE 6:- INVENTORIES
	December 31,
	2014	2013

Raw materials	$13,473	$9,845
Work in process	1,808	1,299
Finished products	21,613	23,563

	$36,894	$34,707